UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21237

                                                                                          Unified Series Trust

(Exact name of registrant as specified in charter)

(Address of principal executive offices)                       (Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	7/31

Date of reporting period:	10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Chicken Little Growth Fund
Schedule of Investments
October 31, 2006
(Unaudited)

Common Stocks - 84.29%	Shares	Value

Apparel & Other Finished Products of Fabrics & Similar Materials - 2.14%
Under Armour, Inc. - Class A (a)	358	$ 16,593

Biological Products - 1.72%
Biogen Idec, Inc. (a)	281	13,376

Cigarettes - 1.92%
Star Scientific, Inc.	4,225	14,914

Construction Machinery & Equipment - 7.86%
Caterpillar, Inc.	1,003	60,892

Electronic Computers - 29.29%
Apple Computer, Inc. (a)	2,800	227,024

Electronic & Other Electrical Equipment - 1.72%
Emerson Electric Co.	158	13,335

Fats & Oils - 2.23%
Archer-Daniels-Midland Co.	450	17,325

Miscellaneous Manufacturing Industries - 1.94%
International Game Technology	353	15,006

Petroleum Refining - 6.66%
Chevron Corp.	210	14,112
Conoco Phillips	196	11,807
ExxonMobil Corp.	207	14,784
Petroleo Brasileiro S.A (b)	123	10,917
		51,620

Retail - Eating & Drinking Places - 3.47%
Panera Bread Co. Class A (a)	197	12,175
Starbucks Corp. (a)	390	14,723
		26,898

Retail - Hobby, Toy & Game Shops - 1.66%
Build-A-Bear Workshop, Inc. (a)	440	12,839

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.17%
LaBarge, Inc. (a)	1,300	16,848

Security Brokers, Dealers & Floatation Companies - 5.74%
Goldman Sachs Group, Inc.	92	17,461
Merrill Lynch & Co., Inc.	172	15,036
Stifel Financial Corp. (a)	333	11,971
		44,468

Semiconductors & Related Devices - 6.08%
Advanced Micro Devices, Inc. (a)	2,216	47,134

Services - Computer Programming, Data Processing, Etc. - 2.03%
Google, Inc. (a)	33	15,721

Services - Computer Programming Services - 4.20%
Infosys Technologies (b)	346	18,027
Wipro Ltd. (b)	1,000	14,560
		32,587

Services - Prepackaged Software - 1.85%
Microsoft Corp.	500	14,355

Services - Video Tape Rental - 1.61%
Netflix, Inc. (a)	451	12,475

TOTAL COMMON STOCKS (Cost $600,783)		653,410

*See accompanying notes which are an integral part of these financial statements

Chicken Little Growth Fund
Schedule of Investments - continued
October 31, 2006
(Unaudited)
	Shares	Value
Money Market Securities - 15.72%
Huntington Money Market Fund, 4.40% (c)	121,836	$ 121,836

TOTAL MONEY MARKET SECURITIES (Cost $121,836)		121,836

TOTAL INVESTMENTS (Cost $722,619) - 100.01%		$ 775,246

Other assets in excess of liabilities - (0.01)%		(96)

TOTAL NET ASSETS - 100.00%		$ 775,150

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at October 31, 2006.

Tax Related
Unrealized appreciation		$ 87,454
Unrealized depreciation		(34,827)
Net unrealized appreciation		$ 52,627

Aggregate cost of securities for income tax purposes		$ 722,619

*See accompanying notes which are an integral part of these financial statements

Chicken Little Growth Fund

Related Notes to the Schedule of Investments

October 31, 2006 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the

Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Polynous Growth Fund
Schedule of Investments
October 31, 2006 (Unaudited)

Common Stocks - 80.61%	Shares	Value

Commercial Banks - 2.09%
Integrity Bancshares, Inc. (a)	17,700	$ 245,853

Crude Petroleum & Natural Gas - 8.50%
Brigham Exploration Co. (a)	32,100	250,059
Cimarex Energy Co.	5,900	212,518
Encore Acquisition Co. (a)	11,700	292,968
Newfield Exploration Co. (a)	6,000	244,740
		1,000,285

Drawing & Insulating of Nonferrous Wire - 1.63%
Optical Cable Corp. (a)	38,440	191,431

Drilling Oil & Gas Wells - 1.93%
Patterson UTI Energy, Inc.	9,800	227,360

Electromedical & Electrotherapeutic - 0.16%
Criticare Systems, Inc. (a)	5,100	18,666

Electronic Computers - 2.02%
Xata Corp. (a)	43600	237,620

Fire, Marine, Casualty Insurance - 1.23%
Direct General Corp.	11,000	145,090

Household Furniture - 2.58%
Tempur Pedic International, Inc. (a)	15,400	303,996

Industrial & Commercial Fans, Blowers, and Air Purifing Equip - 1.18%
Met Pro Corp.	10,300	139,256

In Vitro & In Vitro Diagnostic Substances - 0.10%
Gene Logic, Inc. (a)	966	1,662
Neogen Corp. (a)	500	10,260
		11,922

Life Insurance - 1.61%
FPIC Insurance Group, Inc. (a)	5,300	189,422

Motor Vehicle Parts & Accessories. - 1.81%
Commercial Vehicle Group, Inc. (a)	10,329	212,777

National Commercial Banks - 2.45%
Sky Financial Group, Inc.	11500	288,075

Oil & Gas Field Service - 2.40%
RPC, Inc.	13,000	282,360

Pharmaceutical Preparations - 3.04%
InterPharm Holdings, Inc. (a)	171,000	213,750
Orthologic Corp. (a)	110,000	144,100
		357,850

Plastic Products - 1.71%
Core Molding Technologies, Inc. (a)	27,100	200,540

Radio and TV Broadcasting - 4.91%
Ceragon Networks, Ltd. (a)	34,400	185,416
Radyne Corp. (a)	20,500	207,050
Spectralink Corp. (a)	20,000	184,600
		577,066
Railroad Equipment - 1.51%
Portec Rail Products, Inc.	17,000	177,310

Retail - Apparel & Accessory Stores - 4.72%
Jos A Bank Clothiers, Inc. (a)	9,800	290,962
Pacific Sunwear of California, Inc. (a)	15,000	264,300
		555,262

Savings Institutions, Not Federally Chartered - 0.58%
Sterling Financial Corp.	2,050	68,183

*See accompanying notes which are an integral part of these financial statements
Polynous Growth Fund
Schedule of Investments
October 31, 2006 (Unaudited)

Common Stocks - 80.61%	Shares		Value

Semiconductors & Related Devices - 4.95%
Conexant Systems, Inc. (a)	146,000		$ 281,780
Micrel, Inc. (a)	9,100		101,556
Vitesse Semiconductor Corp. (a)	170,000		198,900
			582,236

Services - Advertising - 1.67%
HouseValues, Inc. (a)	33,500		196,310

Services - Computer Intergrated Systems Design - 7.89%
Cogent, Inc. (a)	25,000		287,500
Sapient Corp. (a)	65,500		356,975
Sonus Networks, Inc. (a)	54,100		282,943
			927,418

Services - Computer Processing & Data Preparation - 2.72%
Health Grades, Inc. (a)	67,400		320,150

Services - Computer Programming, Data Processing - 2.01%
Novatel Wireless, Inc. (a)	28,100		236,602

Services - Computer Programming Services - 3.18%
Ness Technologies, Inc. (a)	25,300		373,934

Services - Home Health Care Services - 1.26%
ATC Healthcare, Inc. (a)	370,900		148,360

State Commercial Banks - 4.36%
Colonial Bancgroup, Inc.	11,300		269,392
Dearborn Financial, Inc. (a)	11,529		242,916
			512,308

Telecom Eq. Fiber Optics - 1.98%
JDS Uniphase Corp. (a)	16,000		232,480

Telephone & Telegraph Apparatus - 2.04%
ADC Telecommunications, Inc. (a)	16,800		240,408

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.38%
Allion Healthcare, Inc. (a)	57,900		280,236

TOTAL COMMON STOCKS (Cost $10,036,335)			9,480,766

	Principal
U.S. Treasuries - 12.74%	Amount	Value
United States Treasury Bill, 11/09/2006	$ 500,000	499,461
United States Treasury Bill, 11/02/2006	400,000	399,945
United States Treasury Bill, 11/16/2006	600,000	598,752

TOTAL U.S. TREASURIES (Cost $1,498,158)		1,498,158

Warrant Securities - 0.01%	Shares
Tengasco Warrant, 9/12/08	15,073	1,357

TOTAL WARRANT SECURITIES (Cost $0)		1,357

Money Markets - 6.87%
Fidelity Institutional Money Market Fund, 5.18% (b)	485,402	485,402
Huntington Money Market Fund, 4.40% (b)	322,722	322,722

TOTAL MONEY MARKETS (Cost $808,124)		808,124

TOTAL INVESTMENTS (Cost $12,342,617) - 100.23%		$ 11,788,405

Other assets in excess of liabilities - (0.23)%		(27,259)

TOTAL NET ASSETS - 100.00%		$ 11,761,146

(a) Non-income producing.
(b) Variable rate securities; the coupon rate shown represents the rate at October 31, 2006.

Tax Related
Unrealized appreciation		$ 514,826
Unrealized depreciation		(1,069,037)
Net unrealized depreciation		$ (554,211)

Aggregate cost of securities for income tax purposes		$ 12,342,617

*See accompanying notes which are an integral part of these financial statements

Polynous Growth Fund

Related Footnotes to the Schedule of Investments

October 31, 2006 - (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.

Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on purchased are amortized over the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of December 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       Unified Series Trust

By /s/ Anthony Ghoston

Anthony J. Ghoston, President

Date   12/22/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Anthony Ghoston

Anthony J. Ghoston, President

Date   12/22/2006

By /s/ Terry Gallagher

Terry Gallagher, Vice President and

Chief Financial Officer and Treasurer

Date   12/22/2006